Item 1. Report to Shareholders

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

BALANCED FUND
--------------------------------------------------------------------------------

As of 12/31/03

Lipper Balanced Funds Index   $22,144
Balanced Fund   $23,261
Combined Index Portfolio *   $23,980

                                                   Lipper
                             Combined            Balanced
                                Index               Funds            Balanced
                            Portfolio               Index                Fund

12/93                          10,000              10,000              10,000
12/94                          10,035               9,795               9,795
12/95                          12,750              12,233              12,232
12/96                          14,449              13,830              14,014
12/97                          17,401              16,637              16,672
12/98                          20,918              19,147              19,335
12/99                          23,552              20,866              21,319
12/00                          23,193              21,364              21,764
12/01                          22,085              20,673              20,898
12/02                          20,076              18,463              19,113
12/03                          23,980              22,144              23,261

* An unmanaged portfolio of 50% domestic stocks (S&P 500 Stock Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index).

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                             1 Year    5 Years   10 Years
--------------------------------------------------------------------------------


Balanced Fund                                      21.71%      3.77%      8.81%
Merrill Lynch-Wilshire Capital Market Index        19.91       2.40       8.96
Lipper Balanced Funds Index                        19.94       2.95       8.27
Combined Index Portfolio *                         19.44       2.77       9.14

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholders,

We are pleased to report that your fund returned 21.71% in 2003. The fund fared better than its benchmarks in 2003, as shown in the table on the preceding page, because we overweighted international stocks, which performed better than domestic stocks, and because we benefited from the strong performance of high-yield bonds.

As you know, the fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. We normally invest approximately 60% of total assets in U.S. and foreign common stocks and 40% in fixed-income securities. We will invest at least 25% of total assets in senior fixed-income securities.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                        29%
S&P MidCap 400 Index                       36
Russell 2000 Index                         47
MSCI EAFE Index                            39
Lehman Brothers U.S. Aggregate Index        4
CS First Boston High Yield Index           28

The Major Index Returns chart shows how various stock and bond market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index and the MSCI EAFE Index, which measures international stock market performance, generated very strong returns in 2003. In contrast, investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, produced slight gains.

The Portfolio Highlights table, on the next page, shows how the fund's allocations to different asset classes have changed in 2003. As you can see, our allocations to domestic and international stocks increased, while our overall exposure to bonds decreased.

Portfolio Highlights
--------------------------------------------------------------------------------
                             Percent of
                             Net Assets
                               12/31/02
--------------------------------------------------------------------------------

U.S. Stocks                       47.6%
Non-U.S. Stocks                   13.6
Bonds                             36.6
    Treasuries/Agencies            6.7
    Mortgage-Backed                8.9
    Domestic Corporate Bonds      20.5
    Foreign Corporate Bonds         --
    Convertible                    0.5
Other and Reserves                 2.2

                             Percent of
                             Net Assets
                               12/31/03
--------------------------------------------------------------------------------

U.S. Stocks                       51.4%
Non-U.S. Stocks                   14.7
Bonds                             32.4
    Treasuries/Agencies           10.0
    Mortgage-Backed                3.3
    Domestic Corporate Bonds      16.6
    Foreign Corporate Bonds        2.5
    Convertible                     --
Other and Reserves                 1.5

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inap-propriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 22, 2004

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                Year
                               Ended
                            12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period        $  15.51   $  17.49   $  19.17   $  19.69   $  18.59

Investment activities

  Net investment
  income (loss)                0.41*      0.47       0.51       0.54       0.53

  Net realized and
  unrealized gain (loss)       2.91      (1.95)     (1.29)     (0.13)      1.34

  Total from
  investment activities        3.32      (1.48)     (0.78)      0.41       1.87

Distributions

  Net investment income       (0.42)     (0.47)     (0.52)     (0.53)     (0.54)

  Net realized gain                -     (0.03)     (0.38)     (0.40)     (0.23)

  Total distributions         (0.42)     (0.50)     (0.90)     (0.93)     (0.77)

NET ASSET VALUE

End of period              $  18.41   $  15.51   $  17.49   $  19.17   $  19.69
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                 21.71%*   (8.54)%    (3.98)%      2.09%     10.26%

Ratio of total expenses
to average net assets          0.78%*     0.79%      0.83%      0.79%      0.79%

Ratio of net investment
income (loss) to average
net assets                     2.50%*     2.88%      2.84%      2.75%      2.80%

Portfolio turnover rate        38.4%      49.1%      36.0%      16.5%      20.7%

Net assets,
end of period
(in millions)              $   2,048  $   1,582  $   1,791  $   1,896  $   2,091

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses permanently waived (0.02% of average net assets) related to investments in TRP mutual funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments (ss.)                           Shares/Par       Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   65.8%

CONSUMER DISCRETIONARY   7.6%

Auto Components   0.1%

Denso (JPY)                                                  55,000       1,083

                                                                          1,083

Automobiles   1.0%

Ford Motor                                                  334,643       5,354

GM                                                           95,700       5,111

Honda Motor ADR                                              88,400       1,989

Peugeot (EUR)                                                23,000       1,171

Toyota Motor (JPY)                                          143,900       4,862

Volkswagen (EUR)                                             37,037       2,060

                                                                         20,547

Distributors   0.1%

Genuine Parts                                                81,975       2,722

                                                                          2,722

Hotels, Restaurants & Leisure   0.6%

Carnival                                                    100,000       3,973

Compass (GBP)                                               205,912       1,397

McDonald's                                                  156,200       3,878

Wendy's                                                      30,000       1,177

Whitbread (GBP)                                             130,000       1,669

                                                                         12,094

Household Durables   0.4%

Fortune Brands                                               40,000       2,860

Persimmon (GBP)                                              93,760         899

Pioneer (JPY)                                                65,500       1,810

Sony (JPY)                                                   38,500       1,333

Thomson (EUR)                                               100,939       2,145

                                                                          9,047

Leisure Equipment & Products   0.1%

Hasbro                                                       80,000       1,702

                                                                          1,702

Media   3.1%

Astro All Asia, 144A (MYR) *                                208,100         242

British Sky Broadcast (GBP) *                               167,738       2,105

Clear Channel Communications                                100,000       4,683

Comcast, Class A *                                          342,842      11,269

Cox Communications *                                         50,000       1,723

Disney                                                      362,617       8,460

Gannett                                                      27,600       2,461

McGraw-Hill                                                  71,800       5,020

New York Times, Class A                                      80,000       3,823

News Corporation (AUD)                                       10,804          98

News Corporation ADR                                         26,200         946

Omnicom                                                      26,800       2,340

Publicis (EUR)                                               69,495       2,250

Reader's Digest, Class A                                     35,000         513

Time Warner *                                               289,550       5,209

Tribune                                                      40,000       2,064

Viacom, Class A                                               9,000         398

Viacom, Class B                                             206,895       9,182

WPP Group ADR                                                 9,600         472

                                                                         63,258

Multiline Retail   0.8%

May Department Stores                                        77,100       2,241

Sears                                                        40,000       1,820

Target                                                      323,400      12,419

                                                                         16,480

Specialty Retail   1.3%

CarMax *                                                     53,923       1,668

Circuit City Stores                                         171,800       1,740

Esprit Holdings (HKD)                                       214,000         711

GAP                                                         207,300       4,812

Home Depot                                                  311,000      11,037

RadioShack                                                   80,000       2,454

Staples *                                                    53,155       1,451

TJX                                                          92,000       2,029

Toys "R" Us *                                                64,380         814

                                                                         26,716

Textiles, Apparel, & Luxury Goods   0.1%

Adidas-Salomon (EUR)                                         10,368       1,179

Yue Yuen Industrial (HKD)                                   520,000       1,427

                                                                          2,606

Total Consumer Discretionary                                            156,255

CONSUMER STAPLES   5.9%

Beverages   1.3%

Allied Domecq (GBP)                                         141,175       1,086

Anheuser-Busch                                               98,100       5,168

Coca-Cola                                                   229,300      11,637

Kirin Brewery (JPY)                                         118,000       1,007

PepsiCo                                                     174,400       8,130

                                                                         27,028

Food & Staples Retailing   2.3%

Carrefour (EUR)                                              36,693       2,012

Casino Guichard-Perrachon (EUR)                               7,733         751

Coles Myer (AUD)                                            273,264       1,556

Costco Wholesale *                                          119,100       4,428

CVS                                                          50,000       1,806

J Sainsbury (GBP)                                           395,172       2,206

Kroger *                                                    222,900       4,126

METRO (EUR)                                                  35,000       1,541

Safeway *                                                    55,200       1,209

Sysco                                                       126,000       4,691

Wal-Mart                                                    362,200      19,215

Wal-Mart de Mexico (MXN)                                    572,500       1,632

Walgreen                                                     50,000       1,819

                                                                         46,992

Food Products   0.6%

Campbell Soup                                                81,000       2,171

CSM (EUR)                                                    45,507         994

General Mills                                                72,500       3,284

Nestle (CHF)                                                  9,582       2,393

Unilever (GBP)                                              316,748       2,945

                                                                         11,787

Household Products   1.1%

Colgate-Palmolive                                            67,300       3,368

Kao (JPY)                                                    56,000       1,140

Kimberly-Clark                                               75,400       4,455

Procter & Gamble                                            142,800      14,263

                                                                         23,226


Personal Products   0.2%

Gillette                                                     95,174       3,496

                                                                          3,496

Tobacco   0.4%

Altria Group                                                160,800       8,751

                                                                          8,751

Total Consumer Staples                                                  121,280

ENERGY   4.8%

Energy Equipment & Services   0.6%

Baker Hughes                                                 30,000         965

BJ Services *                                                98,400       3,532

FMC Technologies *                                           72,228       1,683

Halliburton                                                  93,742       2,437

Schlumberger                                                 72,600       3,973

Transocean *                                                 11,654         280

                                                                         12,870

Oil & Gas   4.2%

Amerada Hess                                                153,500       8,162

BP (GBP)                                                    441,157       3,567

BP ADR                                                      204,502      10,092

ChevronTexaco                                               111,159       9,603

Cia Espanola de Petroleos (EUR)                              49,713       1,723

Cimarex Energy *                                             21,258         567

ENI (EUR)                                                    85,784       1,617

ENI ADR                                                      18,800       1,786

Exxon Mobil                                                 685,326      28,098

Marathon Oil                                                156,100       5,165

Norsk Hydro (NOK)                                            11,682         720

Petroleo Brasileiro (Petrobras) ADR
     (1 ADR represents 1 preferred share)                    49,400       1,317

Royal Dutch Petroleum ADS                                    30,000       1,572

Shell Transport & Trading (GBP)                             221,080       1,640

Shell Transport & Trading ADR                                89,100       4,012

Statoil ASA (NOK)                                           164,020       1,839

Total, Series B (EUR)                                        17,053       3,167

                                                                         84,647

Total Energy                                                             97,517

FINANCIALS   14.3%

Capital Markets   2.7%

Bank of New York                                            100,000       3,312

Credit Suisse Group (CHF)                                    70,786       2,589

Deutsche Bank (EUR)                                          21,667       1,793

Franklin Resources                                           98,000       5,102

Goldman Sachs Group                                          78,700       7,770

J.P. Morgan Chase                                           293,820      10,792

Macquarie Bank (AUD)                                         49,463       1,324

Mellon Financial                                            172,600       5,542

Morgan Stanley                                              155,700       9,010

Nomura Holdings (JPY)                                       108,000       1,840

State Street                                                 96,000       5,000

Waddell & Reed Financial, Class A                            35,581         835

                                                                         54,909

Commercial Banks   5.0%

ABN Amro Holdings (EUR)                                      35,196         823

Alliance & Leicester (GBP)                                  116,988       1,854

Anglo Irish Bank (EUR)                                      159,316       2,511

Australia & New Zealand Banking (AUD)                       125,238       1,667

Australia & New Zealand Banking ADR                          21,500       1,437

Banco Santander ADR                                          85,251       2,027

Banco Santander Central Hispano (EUR)                       197,243       2,334

Bank of America                                             213,537      17,175

Bank of Yokohama (JPY)                                      273,000       1,269

Barclays (GBP)                                              651,582       5,795

BNP Paribas (EUR)                                            65,007       4,089

FleetBoston Financial                                       169,841       7,414

Grupo Financiero Banorte (MXN)                              343,000       1,190

HBOS (GBP)                                                  224,502       2,899

HSBC (GBP)                                                  123,615       1,937

National Australia Bank (AUD)                               140,557       3,170

NORDEA (SEK)                                                542,684       4,074

Royal Bank of Scotland Group (GBP)                          127,965       3,760

SEB, Series A (SEK)                                          83,294       1,228

Societe Generale (EUR)                                       47,160       4,159

Sumitomo Mitsui Financial (JPY)                                 313       1,668

Svenska Handelsbanken, Series A (SEK)                        96,877       1,980

U.S. Bancorp                                                480,424      14,307

UniCredito Italiano (EUR)                                   251,454       1,356

Wachovia                                                    271,919      12,669

                                                                        102,792

Consumer Finance   0.5%

AIFUL (JPY)                                                  15,650       1,145

American Express                                            176,000       8,489

                                                                          9,634

Diversified Financial Services   1.5%

Citigroup                                                   570,938      27,713

ING Groep (EUR)                                              66,814       1,557

Moody's                                                      14,100         854

                                                                         30,124

Insurance   3.1%

Allianz (EUR)                                                10,585       1,335

Ambac                                                        33,300       2,311

American International Group                                285,718      18,937

Aviva (GBP)                                                 155,243       1,359

AXA Asia Pacific (AUD)                                      614,798       1,324

China Life Insurance, H Shares *                             45,200       1,490

CNP Assurances (EUR)                                         54,554       2,837

John Hancock Financial Services                              38,000       1,425

Marsh & McLennan                                            111,500       5,340

Mitsui Sumitomo Insurance (JPY)                             183,000       1,503

PICC Property & Casualty, 144A (HKD) *                       51,000          23

Prudential                                                   64,000       2,673

QBE Insurance (AUD)                                         258,807       2,066

RAS (EUR)                                                   114,896       1,954

SAFECO                                                       50,000       1,946

St. Paul Companies                                          152,300       6,039

Torchmark                                                    87,600       3,989

Travelers Property Casualty, Class A                        215,124       3,610

UnumProvident                                               284,200       4,482

                                                                         64,643

Real Estate   0.7%

Corio (EUR)                                                  15,627         605

General Property Trust (AUD)                                239,438         539

ProLogis Trust, REIT                                        321,450      10,315

Sun Hung Kai Properties (HKD)                               161,000       1,327

Wereldhave (EUR)                                              7,322         548

Westfield Trust (AUD)                                       455,899       1,222

                                                                         14,556

Thrifts & Mortgage Finance   0.8%

Bradford & Bingley (GBP)                                    247,219       1,346

Countrywide Financial                                        51,900       3,936

Fannie Mae                                                   86,900       6,523

Freddie Mac                                                  54,200       3,161

MGIC Investment                                              23,200       1,321

                                                                         16,287

Total Financials                                                        292,945

HEALTH CARE   7.7%

Biotechnology   0.4%

Amgen *                                                     131,000       8,096

CSL (AUD)                                                    23,296         313

                                                                          8,409

Health Care Equipment & Supplies   0.7%

Baxter International                                        111,500       3,403

Becton, Dickinson                                            60,000       2,468

Guidant                                                      42,400       2,553

Medtronic                                                   140,400       6,825

                                                                         15,249

Health Care Providers & Services   1.3%

Aetna                                                        52,695       3,561

Cardinal Health                                              96,908       5,927

Celesio (EUR)                                                18,000         872

Health Management                                            81,252       1,950

Medco *                                                      58,637       1,993

UnitedHealth Group                                          196,600      11,438

                                                                         25,741

Pharmaceuticals   5.3%

Abbott Laboratories                                         141,700       6,603

AstraZeneca (GBP)                                            31,188       1,492

AstraZeneca ADR                                              67,200       3,251

Aventis (EUR)                                                 8,134         537

Bristol-Myers Squibb                                        154,700       4,424

Eisai (JPY)                                                  30,000         809

Eli Lilly                                                   100,000       7,033

Forest Laboratories *                                        50,000       3,090

GlaxoSmithKline (GBP)                                        73,591       1,681

GlaxoSmithKline ADR                                         181,522       8,463

Johnson & Johnson                                           191,500       9,893

Merck                                                       196,000       9,055

Novartis (CHF)                                              109,809       4,983

Pfizer                                                      916,810      32,391

Sanofi-Synthelabo (EUR)                                      35,590       2,677

Schwarz Pharma AG (EUR)                                      47,000       1,274

Takeda Chemical Industries (JPY)                             40,000       1,587

Wyeth                                                       210,800       8,949

                                                                        108,192

Total Health Care                                                       157,591

INDUSTRIALS & BUSINESS SERVICES   7.3%

Aerospace & Defense   1.2%

Boeing                                                       95,900       4,041

European Aeronautic Defense & Space (EUR)                    34,616         822

Honeywell International                                     177,900       5,947

Lockheed Martin                                              85,811       4,411

Northrop Grumman                                             49,471       4,730

United Technologies                                          48,400       4,587

                                                                         24,538

Air Freight & Logistics   0.2%

UPS, Class B                                                 57,000       4,249

                                                                          4,249

Airlines   0.1%

Delta                                                        46,000         543

Qantas Airways (AUD)                                        219,504         544

                                                                          1,087

Building Products   0.1%

Masco                                                        99,800       2,735

                                                                          2,735

Commercial Services & Supplies   0.3%

Davis Service Group (GBP)                                   213,899       1,424

Waste Management                                            176,295       5,219

                                                                          6,643

Construction & Engineering   0.1%

Acciona (EUR)                                                21,772       1,324

                                                                          1,324

Electrical Equipment   0.3%

Draka (EUR) *                                               101,872       2,002

Hubbell                                                      80,252       3,539

Sumitomo Electric Industries (JPY)                           87,000         778

                                                                          6,319

Industrial Conglomerates   2.6%

3M                                                           47,200       4,013

General Electric                                            954,400      29,567

Hutchison Whampoa (HKD)                                     209,000       1,534

Sembcorp (SGD)                                            1,620,000       1,202

Siemens (EUR)                                                60,121       4,810

Textron                                                      62,000       3,538

Tyco International                                          362,964       9,619

                                                                         54,283

Machinery   1.6%

Caterpillar                                                  50,000       4,151

Danaher                                                      96,200       8,826

Deere                                                       131,500       8,554

Fanuc (JPY)                                                  19,100       1,145

ITT Industries                                              100,000       7,421

Mitsubishi Heavy Industries (JPY)                           412,000       1,146

Singulus Technology (EUR) *                                  43,718         920

                                                                         32,163


Road & Rail   0.5%

Arriva (GBP)                                                223,412       1,516

Burlington Northern Santa Fe                                 75,300       2,436

Landstar Systems *                                           80,000       3,043

Norfolk Southern                                             93,200       2,204

Union Pacific                                                29,000       2,015

                                                                         11,214

Trading Companies & Distributors   0.2%

Mitsubishi (JPY)                                            194,000       2,057

Sumitomo (JPY)                                              194,000       1,447

                                                                          3,504

Transportation Infrastructure   0.1%

Kamigumi (JPY)                                              174,000       1,231

Macquarie Infrastructure Group (AUD)                        147,807         378

                                                                          1,609

Total Industrials & Business Services                                   149,668

INFORMATION TECHNOLOGY   9.4%

Communications Equipment   1.0%

Cisco Systems *                                             423,900      10,296

Motorola                                                    278,600       3,920

Nokia (EUR)                                                  48,095         831

Nokia ADR                                                    68,300       1,161

QUALCOMM                                                     44,000       2,373

Sagem (EUR)                                                  10,902       1,167

                                                                         19,748

Computer & Peripherals   1.5%

Dell *                                                      201,600       6,847

Hewlett-Packard                                             345,680       7,940

IBM                                                         144,100      13,355

Lexmark International *                                      25,000       1,966

NEC Electronics (JPY) *                                       4,500         329

NEC Electronics (Restricted shares), 144A (JPY) *             5,200         381

                                                                         30,818

Electronic Equipment & Instruments   0.4%

Flextronics *                                               180,000       2,671

Jabil Circuit *                                             121,800       3,447

Kyocera (JPY)                                                15,500       1,033

TDK (JPY)                                                    28,300       2,039

                                                                          9,190

Internet Software & Services   0.3%

InterActiveCorp *                                           118,000       4,004

VeriSign *                                                  130,000       2,119

                                                                          6,123

IT Services   0.9%

Automatic Data Processing                                    78,000       3,089

Certegy                                                       8,900         292

DST Systems *                                                50,000       2,088

Electronic Data Systems                                     185,723       4,558

First Data                                                   89,100       3,661

Paychex                                                      94,540       3,517

Sabre Holdings                                               28,906         624

                                                                         17,829

Office Electronics   0.2%

Canon (JPY)                                                  72,000       3,354

                                                                          3,354

Semiconductor & Semiconductor Equipment   2.4%

Altera *                                                    152,000       3,450

Analog Devices                                              149,000       6,802

Applied Materials *                                         160,000       3,592

Intel                                                       508,400      16,370

Jenoptik (EUR)                                               56,559         620

KLA-Tencor *                                                 60,000       3,520

Linear Technology                                           115,000       4,838

Maxim Integrated Products                                   111,500       5,553

Texas Instruments                                           100,000       2,938

Xilinx *                                                     50,400       1,953

                                                                         49,636

Software   2.7%

Adobe Systems                                               100,000       3,930

Electronic Arts *                                            30,000       1,433

Intuit *                                                    167,200       8,847

Microsoft                                                   849,800      23,404

NEC Soft (JPY)                                               15,600         413

Oracle *                                                    727,000       9,596

SAP (EUR)                                                    22,147       3,715

VERITAS Software *                                          115,000       4,273

                                                                         55,611

Total Information Technology                                            192,309

MATERIALS   4.0%

Chemicals   1.2%

BASF (EUR)                                                   43,149       2,424

Degussa (EUR)                                                54,310       1,897

Dow Chemical                                                167,200       6,951

DuPont                                                       56,315       2,584

FMC *                                                        42,000       1,433

Great Lakes Chemical                                         25,000         680

Kaneka (JPY)                                                222,000       1,658

Potash Corp./Saskatchewan                                    31,000       2,681

Rohm & Haas                                                  53,417       2,281

Valspar                                                      36,200       1,789

                                                                         24,378

Construction Materials   0.3%

Boral (AUD)                                                 740,819       2,834

Cemex (MXN)                                                 231,000       1,207

RMC (GBP)                                                   152,080       1,893

                                                                          5,934

Metals & Mining   2.1%

Alcoa                                                       167,860       6,379

Anglo American (GBP)                                         40,341         869

Bluescope Steel (AUD)                                       565,172       2,383

Gerdau ADR                                                  132,600       2,681

Inco *                                                      200,000       7,964

Newmont Mining                                               60,000       2,917

Nippon Steel (JPY)                                          864,000       1,855

Nucor                                                       132,000       7,392

Phelps Dodge                                                119,300       9,077

SSAB Svenskt Stal, Series A (SEK)                            92,157       1,646

                                                                         43,163

Paper & Forest Products   0.4%

Georgia-Pacific                                              61,135       1,875

International Paper                                         100,000       4,311

MeadWestvaco                                                 30,000         892

Weyerhaeuser                                                 12,700         813

                                                                          7,891

Total Materials                                                          81,366

TELECOMMUNICATION SERVICES   2.7%

Diversified Telecommunication Services   1.9%

Alltel                                                       89,100       4,150

AT&T                                                        129,300       2,625

BellSouth                                                   121,500       3,438

Carso Global Telecom (MXN) *                                919,200       1,287

Royal KPN (EUR) *                                           325,988       2,514

SBC Communications                                          252,540       6,584

Sprint                                                      101,800       1,672

Tele2 AB, Series B (SEK) *                                   42,524       2,270

Telecom Italia (EUR) *                                      507,954       1,504

Telmex ADR, Series L                                         34,400       1,136

Verizon Communications                                      356,730      12,514

                                                                         39,694

Wireless Telecommunication Services   0.8%

America Movil ADR, Series L                                  45,800       1,252

China Unicom (HKD)                                          552,000         516

KDDI (JPY)                                                      341       1,954

mm02 (GBP) *                                              1,318,438       1,812

Nextel Communications, Class A *                            100,000       2,806

SK Telecom ADR                                               43,110         804

Telecom Italia Mobile (EUR)                                 399,749       2,171

Vodafone (GBP)                                              294,558         728

Vodafone ADR                                                177,300       4,440

                                                                         16,483

Total Telecommunication Services                                         56,177

UTILITIES   2.1%

Electric Utilities   1.7%

E.On (EUR)                                                   46,323       3,020

El Paso Electric *                                          100,000       1,335

Endesa ADR                                                   48,800         932

Entergy                                                      81,400       4,651

Exelon                                                      126,025       8,363

FirstEnergy                                                 139,054       4,895

Hong Kong Electric (HKD)                                    182,571         722

Iberdrola (EUR)                                             107,290       2,118

Pinnacle West Capital                                        50,000       2,001

Tohoku Electric Power (JPY)                                 136,300       2,261

TXU                                                         216,500       5,135

                                                                         35,433

Gas Utilities   0.2%

Australian Gas Light (AUD)                                   87,000         736

Centrica (GBP)                                              661,251       2,490

                                                                          3,226

Multi-Utilities & Unregulated Power   0.2%

Duke Energy                                                 156,230       3,195

El Paso Energy                                               47,766         391

                                                                          3,586

Total Utilities                                                          42,245

Total Common Stocks (Cost  $888,985)                                  1,347,353

PREFERRED STOCKS   0.1%

Porsche (EUR)                                                 2,600       1,541

Total Preferred Stocks (Cost  $800)                                       1,541

CONVERTIBLE PREFERRED STOCKS   0.2%

Reckson Associates Realty, REIT                             200,000       5,050

Total Convertible Preferred Stocks (Cost  $4,793)                         5,050

CORPORATE BONDS   10.9%

Abbey National First Capital, 8.20%, 10/15/04             1,205,000       1,268

AIG SunAmerica Global Financing,
       144A, 7.60%, 6/15/05 !!                            2,600,000       2,806

Alcan Aluminum, 4.875%, 9/15/12                             700,000         697

American Electric Power, Series C, 5.375%, 3/15/10          180,000         188

Anheuser-Busch, 5.75%, 4/1/10                             5,000,000       5,418

AOL Time Warner, 7.625%, 4/15/31                          1,625,000       1,868

Asian Development Bank, 4.875%, 2/5/07                      200,000         213

AT&T,  8.75%, 11/15/31                                    1,025,000       1,192

AT&T Wireless Services

             7.35%, 3/1/06                                  450,000         487

             7.875%, 3/1/11                               1,000,000       1,152

AutoZone, 4.75%, 11/15/10                                   810,000         812

Bank of America, 4.875%, 9/15/12                            500,000         503

Bank One, 5.50%, 3/26/07                                  2,000,000       2,162

BankAmerica, 6.625%, 8/1/07                               3,000,000       3,334

BB&T
             4.75%, 10/1/12                                 935,000         934

             6.375%, 6/30/25                              3,000,000       3,186

Bear Stearns, 4.00%, 1/31/08                              1,250,000       1,272

BHP Finance
             4.80%, 4/15/13                                 255,000         256

             6.69%, 3/1/06                                2,000,000       2,179

Boeing, 8.75%, 8/15/21                                    2,000,000       2,559

Bottling Group, 4.625%, 11/15/12                            450,000         447

BP Capital Markets, 2.35%, 6/15/06                          500,000         503

Bristol-Myers Squibb, 5.75%, 10/1/11                      2,000,000       2,155

British Telecommunications, VR, 8.375%, 12/15/10          1,000,000       1,217

Burlington Northern Santa Fe, ETC, 7.33%, 6/23/10           534,682         549

Canadian Natural Resources, 6.45%, 6/30/33                  500,000         520

Capital One Bank

             4.25%, 12/1/08                                 400,000         401

             4.875%, 5/15/08                              1,000,000       1,036

Cardinal Health, 4.00%, 6/15/15                             425,000         388

Celulosa Arauco Y Constitucion, 8.625%, 8/15/10             800,000         954

Century Telephone Enterprises, 8.25%, 5/1/24                500,000         526

Chevron Phillips Chemical, 5.375%, 6/15/07                  560,000         593

CIT Group, 7.75%, 4/2/12                                  1,960,000       2,312

Citigroup, 7.25%, 10/1/10                                 1,300,000       1,510

Clear Channel Communications, 6.00%, 11/1/06              1,000,000       1,082

Coca-Cola Bottling, 7.20%, 7/1/09                         5,000,000       5,656

Comcast Cable Communications, 6.75%, 1/30/11              1,750,000       1,945

Consolidated Natural Gas, 5.00%, 3/1/14                   1,500,000       1,484

Countrywide Funding, 6.875%, 9/15/05                        860,000         924

Cox Communications, 7.125%, 10/1/12                         300,000         345

Credit Suisse First Boston (USA), 6.50%, 1/15/12          1,175,000       1,301

CSX, 7.45%, 5/1/07                                        1,000,000       1,132

Dayton Power & Light, 144A, 5.125%, 10/1/13               1,000,000       1,008

Delta, ETC, 8.95%, 1/12/12                                1,227,833         976

Deutsche Telekom Finance Group, 8.50%, 6/15/10            1,150,000       1,390

Dillards, 6.43%, 8/1/04                                   2,000,000       2,025

Duke Capital, 7.50%, 10/1/09                              1,000,000       1,141

DuPont, 6.875%, 10/15/09                                    660,000         758

Energy East, 6.75%, 9/15/33                               1,000,000       1,049

Enron Oil & Gas, 6.50%, 12/1/07                           4,000,000       4,401

EOP Operating, 6.80%, 1/15/09                             1,250,000       1,392

Equitable Resources, 7.75%, 7/15/26                       2,000,000       2,351

Erac USA Finance, 144A, 8.00%, 1/15/11                    2,500,000       2,945

ERP Operating, 6.95%, 3/2/11                                710,000         794

European Investment Bank,  4.00%, 8/30/05                   850,000         880

Exelon Generation, 6.95%, 6/15/11                           375,000         421

Federal Express, 9.95%, 8/15/06                             500,000         574

First Data, 4.70%, 8/1/13                                   800,000         788

First Union, 7.55%, 8/18/05                               3,000,000       3,269

Florida Power & Light, 5.95%, 10/1/33                       400,000         408

Food Lion, 8.05%, 4/15/27                                 1,900,000       2,051

Ford Capital, 9.50%, 6/1/10                               4,000,000       4,540

Ford Motor Credit, 6.50%, 1/25/07                         1,600,000       1,704

France Telecom,  9.00%, 3/1/11                            1,590,000       1,907

General Electric Capital

             4.25%, 1/15/08                               1,000,000       1,030

             7.25%, 5/3/04                                2,000,000       2,039

General Mills, 6.00%, 2/15/12                             1,750,000       1,874

GM, 8.25%, 7/15/23                                        2,750,000       3,106

Goldman Sachs Group, 6.60%, 1/15/12                       2,500,000       2,781

GTE Florida, 7.41%, 12/15/23                              1,000,000       1,040

Household Finance, 6.375%, 10/15/11                       3,200,000       3,520

Hydro-Quebec, 7.50%, 4/1/16                               1,000,000       1,223

IBM, 6.45%, 8/1/07                                        1,000,000       1,117

Int'l Bank for Recon. & Development

             5.00%, 3/28/06                               1,350,000       1,434

             7.625%, 1/19/23                              1,800,000       2,292

INTELSAT, 144A, 5.25%, 11/1/08                              255,000         263

Inter-American Development Bank, 6.375%, 10/22/07         1,100,000       1,232

International Lease Finance, 3.75%, 8/1/07                  400,000         406

Jefferson Pilot, 144A, 8.14%, 1/15/46                     1,500,000       1,657

Kimberly-Clark, 6.375%, 1/1/28                            5,000,000       5,348

Kraft Foods, 5.625%, 11/1/11                              1,000,000       1,053

Kroger, 8.05%, 2/1/10                                     2,500,000       2,957

Lehman Brothers, 6.625%, 1/18/12                          1,325,000       1,485

Liberty Media, 3.50%, 9/25/06                               480,000         482

Malaysia, 7.50%, 7/15/11                                    420,000         497

Manufacturers & Traders Trust, 8.00%, 10/1/10             1,625,000       1,945

Marsh & McLennan, 3.625%, 2/15/08                            50,000          50

MBNA America Bank, 6.50%, 6/20/06                         1,500,000       1,630

Morgan Stanley, 6.875%, 3/1/07                            4,000,000       4,457

New Jersey Bell Telephone, 6.80%, 12/15/24                2,500,000       2,561

News America Holdings, 9.25%, 2/1/13                      3,090,000       3,981

Niagara Mohawk Power, 7.625%, 10/1/05                     1,512,195       1,656

Noram Energy, 6.50%, 2/1/08                                 521,000         559

Norfolk Southern, 7.80%, 5/15/27                          4,000,000       4,766

Northrop Grumman, 7.875%, 3/1/26                          2,000,000       2,427

NYNEX, 9.55%, 5/1/10                                        621,216         724

Ontario Province, 6.00%, 2/21/06                          2,650,000       2,853

Oracle, 6.91%, 2/15/07                                    3,000,000       3,257

Panhandle Eastern Pipe Line, 144A, 4.80%, 8/15/08           335,000         343

Pemex Project Funding Master Trust,

       7.375%, 12/15/14                                   2,500,000       2,681

Petrobras International, 9.875%, 5/9/08                   1,340,000       1,568

Phillips Petroleum, 7.00%, 3/30/29                        4,000,000       4,476

PNC Funding, 5.25%, 11/15/15                              1,000,000         991

PPL Energy, 6.40%, 11/1/11                                  940,000       1,008

Procter & Gamble, 4.85%, 12/15/15                           500,000         496

Province of Manitoba, 7.50%, 2/22/10                      5,600,000       6,712

Public Service Company of Colorado, 7.875%, 10/1/12         940,000       1,132

Pulte Homes, 7.875%, 8/1/11                                 750,000         881

Quebec Province, 7.00%, 1/30/07                           1,000,000       1,123

Republic of Chile, 5.50%, 1/15/13                           115,000         119

Republic of Italy

             2.50%, 3/31/06                               1,000,000       1,007

             4.375%, 6/15/13                                330,000         328

             5.375%, 6/15/33                                330,000         326

Republic of Korea, 8.875%, 4/15/08                          424,000         511

Royal Bank of Scotland Group, 5.00%, 10/1/14              1,000,000         998

SBC Communications, 6.25%, 3/15/11                        1,100,000       1,202

Sempra Energy, 6.00%, 2/1/13                                790,000         832

Sovereign Bank, 5.125%, 3/15/13                             355,000         352

Sprint Capital, 6.875%, 11/15/28                            600,000         579

St. Paul Companies, 5.75%, 3/15/07                        1,525,000       1,642

State Street, 7.65%, 6/15/10                              2,225,000       2,637

Suntrust Bank, 2.50%, 5/4/06                              1,000,000         995

Synovus Financial, 4.875%, 2/15/13                          390,000         384

Telefonica Europe, 7.35%, 9/15/05                         1,660,000       1,805

Telmex, 144A, 4.50%, 11/19/08                               270,000         271

Telus, 7.50%, 6/1/07                                        400,000         444

Tenneco Packaging, 7.20%, 12/15/05                        1,000,000       1,078

Time Warner, 7.48%, 1/15/08                               1,400,000       1,590

Transocean, 9.50%, 12/15/08                                 425,000         528

Travelers Property Casualty, 6.75%, 11/15/06              1,500,000       1,640

TXU Energy, 7.00%, 3/15/13                                  250,000         275

Unilever Capital, 7.125%, 11/1/10                           430,000         501

Union Bank Switzerland, 7.25%, 7/15/06                    1,000,000       1,123

Union Pacific, 6.50%, 4/15/12                             2,000,000       2,217

United Mexican States, 7.50%, 1/14/12                     2,000,000       2,258

UST, 6.625%, 7/15/12                                      1,200,000       1,325

Verizon Virginia, 4.625%, 3/15/13                           130,000         125

Viacom, 6.625%, 5/15/11                                   2,500,000       2,833

Vodafone, 5.375%, 1/30/15                                   600,000         605

Washington Mutual, 4.375%, 1/15/08                        1,250,000       1,287

Wells Fargo Financial, 5.50%, 8/1/12                      2,000,000       2,137

Weyerhaeuser, 5.95%, 11/1/08                                750,000         807

Willamette Industries, 7.85%, 7/1/26                      1,000,000       1,117

XL Capital Finance, 6.50%, 1/15/12                        1,250,000       1,360

Total Corporate Bonds (Cost  $206,761)                                  222,589

ASSET-BACKED SECURITIES   0.6%

American Express, Series 2000-1, Class A,
7.20%, 9/17/07                                            1,135,000       1,203

Citibank Credit Card Issuance Trust,
Series 2000-A1, 6.90%, 10/17/07                           2,800,000       3,028

GMAC Commercial Mortgage Securities,
Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34             4,200,000       4,755

Hyundai Auto Receivables Trust,
Series 2003-A, Class A4, 3.02%, 10/15/10                    325,000         325

J.P. Morgan Chase, Series 1999-C7,
Class A2, CMO, 6.507%, 10/15/35                             140,000         155

Morgan Stanley Dean Witter Capital,
Series 2002, Class A2, CMO, 5.98%, 1/15/39                2,800,000       3,053

Rail Car Trust, Series 1992-1,
Class A, 7.75%, 6/1/04                                        9,565          10

Total Asset-Backed Securities (Cost  $12,118)                            12,529

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES   0.5%

DLJ Commercial Mortgage, Series 1999-CG2,
Class A1B, CMO, 7.30%, 6/10/32                            2,850,000       3,286

J.P. Morgan Chase, Series 2001-CIBC,
Class A3, CMO, 6.26%, 3/15/33                             5,450,000       5,999

Total Non-U.S. Government Mortgage-
Backed Securities (Cost  $8,915)                                          9,285

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES   3.3%

U.S. Government Agency Obligations (+/-)   1.5%

Federal Home Loan Mortgage

             6.50%, 6/1/32                                  889,802         933

             7.00%, 6/1/32                                1,835,944       1,944

             TBA, 6.00%, 1/1/34                           3,725,000       3,848

Federal National Mortgage Assn.

             4.50%, 5/1/18                                6,000,000       6,015

             5.50%, 5/1 - 10/1/17                         5,107,938       5,313

             6.50%, 3/1/16 - 12/1/32                      2,412,993       2,546

             7.00%, 4/1/26 - 4/1/32                       1,264,612       1,340

             CMO, 6.00%, 10/25/08                         3,835,000       4,106

             TBA, 6.00%, 1/1/33                           4,861,000       5,024

U.S. Department of Veteran Affairs,
             CMO, VR, 3/15/25                               222,174         251

U.S. Government Obligations   1.8%
Government National Mortgage Assn.

             5.00%, 9/20/33                               2,951,797       2,919

             6.00%, 2/15 - 6/15/14                          502,089         534

             6.50%, 9/15/25 - 4/15/29                     2,402,240       2,549

             7.00%, 12/15/23 - 3/15/31                    1,910,999       2,045

             7.50%, 9/15/22 - 5/15/26                     1,206,447       1,303

             8.00%, 6/15/17 - 11/15/25                      935,148       1,025

             8.50%, 3/15/05 - 6/20/26                       782,056         857

             9.00%, 2/15 - 6/20/20                           93,882         104

             9.50%, 8/15/09 - 8/20/22                       108,921         121

             10.00%, 11/15/09 - 1/20/22                      14,118          16

             10.50%, 5/15/15                                  4,263           5

             11.00%, 3/15/10 - 1/15/20                      174,528         195

             11.50%, 3/15/10 - 3/15/16                      272,825         308

             ARM, 5.75%, 8/20/23                             22,114          23

       TBA

             5.50%, 1/1/33                               16,000,000      16,240

             6.00%, 1/1/33                                7,262,804       7,533


Total U.S. Government & Agency Mortgage-
Backed Securities (Cost  $65,557)                                        67,097

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   10.0%

U.S. Government Agency Obligations (+/-)   2.8%

Federal Home Loan Bank

             5.75%, 5/15/12                               6,375,000       6,936

             6.34%, 10/19/05                              4,875,000       5,257

Federal Home Loan Mortgage

             1.875%, 1/15/05                             15,000,000      15,076

             5.125%, 7/15/12                                582,000         607

             7.00%, 7/15/05                              11,280,000      12,178

Federal National Mortgage Assn.

             5.25%, 8/1/12                                3,310,000       3,393

             6.47%, 9/25/12                               3,000,000       3,412

             7.125%, 2/15/05                             10,000,000      10,632

U.S. Treasury Obligations   7.2%

U.S. Treasury Bonds

             5.375%, 2/15/31                             13,995,000      14,594

             6.25%, 8/15/23 - 5/15/30                     2,675,000       3,060

             6.50%, 11/15/26                             21,000,000      24,721

             7.125%, 2/15/23                                300,000         375

             7.25%, 5/15/16                              13,500,000      16,850

             8.125%, 8/15/19                                300,000         405

             8.75%, 5/15/20                               1,000,000       1,428

             9.25%, 2/15/16                               3,000,000       4,308

             11.625%, 11/15/04                               20,000          22

             13.875%, 5/15/11                               190,000         241

U.S. Treasury Notes

             1.625%, 4/30/05                              4,750,000       4,765

             2.00%, 5/15/06                              11,000,000      11,002

             3.00%, 11/15/07                              5,700,000       5,751

             3.25%, 8/15/07                              11,000,000      11,220

             4.375%, 5/15/07 - 8/15/12                   10,945,000      11,489

             4.625%, 5/15/06                             19,000,000      20,140

             4.75%, 11/15/08                             14,019,000      15,013

             7.875%, 11/15/04                             2,650,000       2,802




Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $200,013)                            205,677

DOMESTIC BOND MUTUAL FUNDS   7.1%

T. Rowe Price Institutional High Yield Fund, 7.92% p!    13,319,475     145,848

Total Domestic Bond Mutual Funds (Cost  $139,761)                       145,848

SHORT-TERM INVESTMENTS   2.7%

Money Market Fund   2.7%

T. Rowe Price Reserve Investment Fund, 1.13% #           56,297,261      56,297

Total Short-Term Investments (Cost  $56,297)                             56,297

SECURITIES LENDING COLLATERAL   10.5%

Money Market Pooled Account   1.6%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.05% #                 31,272,257      31,272

Money Market Trust   8.9%

State Street Bank and Trust Company of New Hampshire
N.A. Securities Lending Quality Trust units, 1.20% #    182,767,295     182,768

Total Securities Lending Collateral (Cost  $214,040)                    214,040

Total Investments in Securities

111.7% of Net Assets (Cost $1,798,040)                               $2,287,306
                                                                     ----------

(ss.) Denominated in USD unless otherwise noted

#     Seven-day yield

*     Non-income producing

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its are neither issued nor guaranteed by the U.S. government.

!     Affiliated company--See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $2,806,000 and represents 0.1% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $9,939,000 and represents 0.5% of net assets

P     SEC yield

ADR   American Depository Receipts

ADS   American Depository Shares

ARM   Adjustable Rate Mortgage

AUD   Australian dollar

CHF   Swiss franc

CMO   Collateralized Mortgage Obligation

ETC   Equipment Trust Certificate

EUR   Euro

GBP   British pound

HKD   Hong Kong dollar

JPY   Japanese yen

MXN   Mexican peso

MYR   Malaysian ringgit

NOK   Norwegian krone

REIT  Real Estate Investment Trust

SEK   Swedish krona

SGD   Singapore dollar

TBA   To Be Announced security was purchased on a forward commitment basis

VR    Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $139,761)                             $    145,848

  Other companies (cost $1,658,279)                                   2,141,458

Total investments in securities                                       2,287,306

Other assets                                                             11,388

Total assets                                                          2,298,694

Liabilities

Obligation to return securities lending collateral                      214,040

Other liabilities                                                        37,008

Total liabilities                                                       251,048

NET ASSETS                                                         $  2,047,646
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $    (10,123)

Net unrealized gain (loss)                                              489,275

Paid-in-capital applicable to 111,224,179 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,568,494

NET ASSETS                                                         $  2,047,646
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      18.41
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                         Year
                                                                        Ended
                                                                     12/31/03
Investment Income (Loss)

Income

  Dividend                                                        $    30,756

  Interest                                                             27,280

  Securities lending                                                      629

  Total income                                                         58,665

Expenses

  Investment management                                                 7,983

  Shareholder servicing                                                 5,412

  Custody and accounting                                                  314

  Prospectus and shareholder reports                                      137

  Registration                                                             44

  Legal and audit                                                          18

  Directors                                                                11

  Miscellaneous                                                            15

  Total expenses                                                       13,934

  Expenses paid indirectly                                                 (1)

  Net expenses                                                         13,933

Net investment income (loss)                                           44,732

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                           15,122

  Capital gain distributions from mutual funds                            266

  Foreign currency transactions                                           (18)

  Net realized gain (loss)                                             15,370

Change in net unrealized gain (loss)

  Securities                                                          302,204

  denominated in foreign currencies                                       (43)

  Change in net unrealized gain (loss)                                302,161

Net realized and unrealized gain (loss)                               317,531

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $   362,263
                                                                  -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                          12/31/03     12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $    44,732  $    47,570

  Net realized gain (loss)                                  15,370      (24,786)

  Change in net unrealized gain (loss)                     302,161     (172,199)

  Increase (decrease) in net assets from operations        362,263     (149,415)

Distributions to shareholders

  Net investment income                                    (45,522)     (47,248)

  Net realized gain                                              -       (3,035)

  Decrease in net assets from distributions                (45,522)     (50,283)

Capital share transactions *

  Shares sold                                              402,481      340,868

  Distributions reinvested                                  43,840       48,241

  Shares redeemed                                         (297,199)    (398,810)

  Increase (decrease) in net assets from capital
  share transactions                                       149,122       (9,701)

Net Assets

Increase (decrease) during period                          465,863     (209,399)

Beginning of period                                      1,581,783    1,791,182

End of period                                          $ 2,047,646  $ 1,581,783
                                                       -----------  -----------

*Share information

  Shares sold                                               24,597       20,730

  Distributions reinvested                                   2,618        2,986

  Shares redeemed                                          (18,004)     (24,095)

  Increase (decrease) in shares outstanding                  9,211         (379)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $13,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $243,271,000; aggregate collateral consisted of $214,040,000 in money market pooled accounts and U.S. government securities valued at $36,911,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $145,848,000, representing 6.4% of the value of the fund's investments in securities. For the year then ended, $7,089,000 (23.1%) of dividend income and $266,000 (1.7%) of net realized gain reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $309,109,000 and $185,214,000, respectively, for the year ended December 31, 2003. Purchases and sales of U.S. government securities aggregated $510,527,000 and $481,662,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $45,522,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------

Unrealized appreciation                                        $    521,941,000
Unrealized depreciation                                             (33,567,000)
Net unrealized appreciation (depreciation)                          488,374,000
Undistributed ordinary income                                           571,000
Capital loss carryforwards                                           (9,793,000)
Paid-in capital                                                   1,568,494,000

Net assets                                                     $  2,047,646,000
                                                               ----------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $4,568,000 of capital loss carryforwards. As of December 31, 2003, the fund had $9,793,000 of capital loss carryforwards that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                              $      583,000
Undistributed net realized gain                                        (583,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $1,799,012,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $731,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $4,357,000 for the year ended December 31, 2003, of which $363,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $990,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. On May 20, 2003, the fund purchased 11,098,000 shares of the High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $116,413,000 to the High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $5,149,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At December 31, 2003, the fund held approximately 20.4% of the High Yield Fund's outstanding shares and, during the year then ended, recorded dividend income from the High Yield Fund in the amount of $7,089,000 and capital gain distributions of $266,000.

The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Balanced Fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the investment management fee charged to the fund by the amount of expense incurred by the High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $424,000 during the year ended December 31, 2003.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Balanced Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Balanced Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $248,000 from short-term capital gains.

For taxable non-corporate shareholders, $28,064,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $22,005,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1991

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1991                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
1991

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1992                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**    Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price
(8/15/53)                     and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and Vice
1991                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Balanced Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1991                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company; Vice
                              President, Balanced Fund

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe
Vice President, Balanced Fund           Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Balanced Fund           Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Balanced Fund                Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Wendy R. Diffenbaugh (10/2/53)          Assistant Vice President, T. Rowe Price
Vice President, Balanced Fund

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Balanced Fund           Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Balanced Fund                and T. Rowe Price Investment Services,
                                        Inc.

Raymond A. Mills, PhD (12/3/60)         Vice President, T. Rowe Price, T. Rowe
Vice President, Balanced Fund           Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Edmund M. Notzon III, CFA (10/1/45)     Vice President, T. Rowe Price, T. Rowe
Vice President, Balanced Fund           Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Mark J. Vaselkiv (7/22/58)              Vice President, T. Rowe Price and
Vice President, Balanced Fund           T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Balanced Fund

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
President, Balanced Fund                Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

      The registrant's Board of Directors/Trustees has determined that Mr. David
      K. Fagin qualifies as an audit committee financial expert, as defined in
      Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of
      Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $11,236               $10,511
     Audit-Related Fees                         668                    --
     Tax Fees                                 2,918                 2,545
     All Other Fees                             124                   178

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004